Shareholder Report, Average Annual Return (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
North Shore Equity Rotation ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.28%)	(4.01%)	3.40%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.27%)	(1.97%)	8.25%